Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Buildings and improvements		Equipment and facilities		Agricultural vehicles and machinery		Furniture and fixtures		Total in operation		Construction in progress		Sugarcane		Total property, plant and equipment
At June 30, 2017
Opening balance		28		1,858		6,182		495		8,563		4		19,236		27,803
Acquisitions (a)		—		687		2,633		108		3,428		340		33,012		36,780
Disposals		—		(129)		(324)		(3)		(456)		—		—		(456)
Transfers		169		116		—		—		285		(285)		—		—
Depreciation		(5)		(321)		(755)		(95)		(1,176)		—		(8,206)		(9,382)
Accounting balance, net		192		2,211		7,736		505		10,644		59		44,042		54,745

At June 30, 2017
Total cost		921		5,473		20,752		1,254		28,400		59		64,138		92,597
Accumulated depreciation		(729)		(3,262)		(13,016)		(749)		(17,756)		—		(20,096)		(37,852)
Accounting balance, net		192		2,211		7,736		505		10,644		59		44,042		54,745

At June 30, 2018
Opening balance		192		2,211		7,736		505		10,644		59		44,042		54,745
Acquisitions (a)		10		5,458		4,634		318		10,420		52		32,385		42,857
Acquisitions – corporate restructuring		—		215		74		55		344		—		—		344
Disposals		—		(55)		(235)		(6)		(296)		—		(137)		(433)
Depreciation		(5)		(856)		(1,214)		(110)		(2,185)		—		(10,498)		(12,683)
Accounting balance, net		197		6,973		10,995		762		18,927		111		65,792		84,830

At June 30, 2018
Total cost		931		11,091		25,225		1,621		38,868		111		97,907		136,886
Accumulated depreciation		(734)		(4,118)		(14,230)		(859)		(19,941)		—		(32,115)		(52,056)
Accounting balance, net		197		6,973		10,995		762		18,927		111		65,792		84,830

Annual depreciation rates (weighted average) - %		2-20		10		13-20		10						16-27